CARTER LEDYARD & MILBURN LLP
Counselors at Law

701 8th Street, N.W., Suite 410
Washington, DC 20001-3893
Steven J. Glusband	2 Wall Street	(202) 898-1515
Partner	New York, NY 10005-2072	•
•	•	570 Lexington Avenue
Direct Dial: 212-238-8605	Tel (212) 732-3200	New York, NY 10022-6856
E-mail: glusband@clm.com	Fax (212) 732-3232	(212) 371-2720

June 4, 2007

Joshua Ravitz
Attorney Advisor
United States Securities and Exchange Commission
Washington, D.C. 20549

Re:	Limco-Piedmont Inc.
Registration Statement on Form S-1 Filed April 16, 2007
File No. 333-142157

Dear Mr. Ravitz:

          Set forth below are the responses of Limco-Piedmont Inc. (“Limco” or the “Company”) to your comments regarding the Registration Statement on Form S-1 filed by Limco on April 16, 2007. Concurrently with this letter, Limco is filing Amendment No. 1 to the Form S-1 (“Amendment No. 1”).

          The paragraphs below are numbered to correspond to your comments as set forth in your letter dated May 11, 2007. In each instance, we have repeated your comment in italics and set forth our response in plain type below the relevant comment.

          All capitalized terms used but not defined herein shall have the same meaning as in Amendment No. 1. Page numbers used in our responses below also refer to Amendment No.1.

General

          1.           Please provide us with any artwork that you intend to use. The inside front cover artwork should be clear illustrations of your product or business with concise language describing the illustrations. Artwork that does not convey the business purpose and language that strays beyond a limited scope will not be appropriate inside the front cover. Please refer to Section VIII of the Division of Corporation Finance March 31, 2001 Current Issues and Rulemaking Projects Quarterly Update available at www.sec.gov .

          Response

          We do not intend to use any artwork in the prospectus other than the Company’s logo which appears on the outside front cover of the prospectus.

          2.           We note that a portion of the shares being registered are currently owned by and will be offered by TAT Technologies Ltd. Please include a separate section to disclose the selling shareholder information required by Item 507 of Regulation S-K.

          Response

          We have renamed the “Principal Shareholders” section on page 60 “Principal and Selling Shareholder” and have revised the disclosure in response to your comment.

          3.           Define technical terms the first time they are used, including:

• Page 1: pneumatic ducting • Page 1: air-to-air heat transfer products • Page 2: heat transfer components • Page 35: ISO 9001 certified • Page 37:1S0 9000 • Page 41: MIL

          Response

          We have defined these terms in response to your comment. We have deleted references to ISO 9000 which is the broader family of standards for quality management systems of which only ISO 9001, which applies specifically to manufacturing processes, is applicable to the Company.

Our Company, page 1

          4.      You indicate here and elsewhere in the prospectus that you have four repair stations to provide MRO services, however on pages 11 and 42 you mention only three. Please revise here and throughout the filing to provide consistent disclosure in this regard.

          Response

          In response to your comment, we have revised these disclosures to make it clear that we have two repair stations at our Tulsa, Oklahoma facility and one repair station at each of our Kernersville and Winston-Salem, North Carolina facilities.

          5.      Please indicate here that you are a wholly-owned subsidiary of TAT and that TAT will continue to own a majority of your shares after this IPO.

          Response

          We have revised the disclosure in response to your comment.

          6.      Please provide total revenues and net income for the most recent audited and stub period, if applicable.

          Response

          We have revised the disclosure in response to your comment.

Industry Background, page 2

          7.      Please revise your filing to provide support for the industry statistics you cite, particularly here and in the Industry Background section beginning on page 34. Tell us whether the information provided by AeroStrategy and any other sources you cite are available to the public without charge or at a nominal cost. If the sources are not publicly available at nominal or no cost, please file as an exhibit a consent from each third party for the use of the information in the prospectus. Please see Rule 436 of Regulation C and Item 601(b)(23) of Regulation S-K for additional guidance. Alternatively, you may remove the references to third parties and attribute the information to the company's own research.

          Response

          We have revised the disclosure in response to your comment. Most of the sources of information for the industry statistics cited under the "Industry Background" sections are publicly available without charge. All AeroStrategy reports are available at www.aerostrategy.com. The FAA reports are available at www.faa.gov. The National Defense Budget Estimates are available at www.defenselink.mil. The statistics attributed to AirFleets.net are available at www.airsafe.com.

          Overhaul & Maintenance, a leading industry magazine, is available to the public for a nominal cost of approximately $50 per year. The statistical information obtained from Jet Information Services, Inc. is only available by subscription and is not a nominal cost. Jet Information Services, Inc. has consented to the attributions in the revised disclosure and will consent to the same in writing if required.

          8.      Please also provide support for your various assertions regarding the cost cutting measures and outsourcing initiatives being undertaken by air carriers, or revise to state these as your belief. Make corresponding changes in the section beginning on page 34.

          Response

          We have revised the disclosure in response to your comment.

Our Competitive Strengths, page 3

          9.      Please revise your disclosure to substantiate your claims that you have reduced inventory levels, improved efficiency and on-time performance, and reduced manufacturing lead times since acquisition of Piedmont.

          Response

          We have revised the disclosure in response to your comment and have provided further detail about our reduced inventory levels and improved efficiency in “Management’s Discussion and Analysis of Financial Condition and Results of Operations--Background”. We have deleted our references to improved on-time performance and reduced lead times which, while true, are difficult to substantiate.

Our Strategy, page 3

          10.      Please expand your disclosure to discuss in greater detail management's current search for opportunities to acquire or construct a facility in the Asia Pacific region. For example, discuss what type of facility you intend to acquire or construct, whether potential sites have been identified, whether funds have been budgeted for such acquisition or construction, how much in total you expect such a facility to cost, and what timeline you project and obstacles you face in connection with these efforts.

          Response

          We have revised the disclosure in response to your comment.

          11.      Given the unique nature of every company and business combination, we recommend revising the third bullet to remove the comparison to the Piedmont acquisition when disclosing that future acquisition opportunities may exist. Also, consistent with your disclosure on page 16, disclose here that you have no present plans, proposals or arrangements with respect to any acquisition.

          Response

          We have revised the disclosure in response to your comment.

Industry and Market Data, page 16

          12.      Please remove all disclaimers as to accuracy regarding market or industry information cited in your prospectus.

          Response

          We have deleted this section.

Risk Factors, page 7

General

          13.      Pursuant to your disclosure on page 39, please consider adding a risk factor to discuss the additional security measures that must be maintained to perform under your federal government contracts and the potential impact on you if such security measures fail or are breached.

          Response

          In response to your comment, we have included additional language to the risk factor captioned “Our U.S. government contracts contain requirements to implement security measures, unfavorable termination provisions and are subject to modification and audit. Consequently, we are subject to certain business risks as a result of supplying equipment and services to the U.S. government.”

A decline in U.S. military spending could result in a reduction of the amount of products and services we sell to the U.S. Government, page 9

          14.      If applicable, please consider revising this risk factor to include the negative impact on your business resulting from a prompt withdrawal from Iraq or an end to the current conflict there.

          Response

          We have revised the disclosure in response to your comment.

We are exposed to potential liabilities arising from product liability and warranty claims, page 11

          15.      Please revise your disclosure to provide support for your claim that some customers have delayed the replacement of parts beyond their recommended lifetime, or revise to state this as your belief.

          Response

          In response to your comment, we have revised the disclosure to state that it is our belief that some of our customers have delayed the replacement of parts beyond their recommended lifetime.

Conflicts of interest may arise, page 13

          16.      Please revise to indicate whether or not there is a current date planned for the conclusion of Mr. Menachem's employment.

          Response

          We have revised the disclosure in response to your comment.

Selected Financial Data, page 19

          17.      Briefly describe the Piedmont acquisition, or cross-reference to a discussion thereof. Also discuss any other factors that materially affect the comparability of the information reflected in selected financial data. See Instruction #2 to Item 301 of Regulation S-K.

          Response

          We have revised the disclosure in response to your comment.

Management's discussion and analysis of financial condition and results of operations, page 20

          18.      Please note that MD&A should provide a narrative explanation that allows investors to see the company through the eyes of management. Please expand your MD&A to identify and discuss key performance indicators that management uses or will use to manage the business and that would be material to investors. Please consider the MD&A guidance in SEC Release Nos. 33-8350 and 34-48960. Further, while you note in various places throughout this section that changes are due in large part to the acquisition of Piedmont, please provide more insight into how investors should measure your performance and how each of your business lines are being impacted by market trends.

          Response

          We have revised the disclosure in response to your comment.

          19.      In your description of the acquisition of Piedmont, disclose the total consideration of approximately $20.2 million. The total consideration for an acquisition includes any assumed debt. Please revise throughout your filing.

          Response

          We have revised the disclosure in response to your comment.

Results of Operations, page 24

          20.      In your discussion of the increase in your revenues, you highlight the acquisition of Piedmont. However, you should also discuss the reasons for the changes in your revenues that are not attributable to your acquisition of Piedmont. In this regard, disclose the extent to which such changes are attributable to changes in the price of your services or the volume of services provided to your customers. See Item 303(a)(3)(iii) of Regulation S-K.

          Response

          We have revised the disclosure in response to your comment.

          21.      With, respect to the 5% decrease in your OEM product revenues for 2005 as compared to 2004, discuss the reasons for this decrease. Also, please ensure that amounts are presented consistently throughout your filing. For example, you state on page 25 that OEM product revenues were approximately $3.6 million for 2005. However, on page 24, you state that OEM product sales were approximately $4.0 million for 2005 (as well as for 2006).

          Response

          We have revised the disclosure in response to your comment.

Year Ended December 31, 2006 Compared with Year Ended December 31, 2005, page 24

          22.      In regard to your disclosure in the Cost of Revenues subsection on page 25, please briefly describe the situation that enabled you to benefit from a one-time opportunity to purchase parts for resale at a significant discount.

          Response

          We have revised the disclosure in response to your comment.

          23.      Please provide additional disclosure to support your statement that senior management has "successfully operated" your business through "some of the most difficult market cycles in the history of the aerospace industry" or revise to remove this assertion.

          Response

          We have revised the disclosure in response to your comment.

          24.      Please substantiate to us how your "multi-disciplinary engineering capabilities and technical expertise in heat transfer components" distinguishes you from many of your MRO competitors.

          Response

          We believe that the majority of our competitors are of a similar size and scope and do not have OEM capabilites.

Liquidity and Capital Resources, page 28

          25.      In the second paragraph of this section, you state that you assumed approximately $10.5 million of indebtedness in connection with your acquisition of Piedmont. In order to be consistent with your disclosures on page 20, as well as those in Note 2 to your financial statements, please be more specific in these disclosures. For example, on page 20, you could say that you assumed approximately $10.5 million of indebtedness and $3.7 million of other liabilities.

          Response

          We have revised the disclosure in response to your comment.

          26.      In the third paragraph, you state that $4.0 million is due under the Bank Leumi USA loan as of December 31, 2006. According to the disclosure in Note 9 to your financial statements, this $4.0 million is fully repayable by July 1, 2007. Discuss how you intend to fund the repayment of this indebtedness during the first six months of 2007.

          Response

          We have determined to repay the loan with the proceeds of this offering, but are currently negotiating with Bank Leumi to extend the loan in the event this offering is not completed prior to the maturity date.

          27.      At the end of the sixth paragraph, specifically state the expected source of funding for your 2007 capital expenditures of $2 million. See Item 303(a)(2)(i) of Regulation S-K.

          Response

          We have revised the disclosure in response to your comment.

          28.      Pursuant to Instruction #5 to Item 303(a) of Regulation S-K, liquidity shall be discussed on both a long-term and short-term basis. Accordingly, in the seventh paragraph, expand your disclosure to discuss the fact (if true) that you will have no sources of long-term liquidity after your planned repayment during 2007 of the loans due to Bank Leumi USA and TAT Technologies.

          Response

          As previously disclosed, we intend to refinance the Bank Leumi indebtedness and we believe that, regardless of whether this indebtedness is in fact refinanced, the proceeds of this offering will be a sufficient source of long-term liquidity.

Contractual Obligations, page 30

          29.      We note that you have included only principal payments in your table of contractual obligations. We believe you should also include estimated interest payments in the table or, in the alternative, include additional disclosure regarding interest payments in a footnote to the table. For variable rate debt, you should include a discussion of the methodology used in the calculation. See Section IV.A of FR 72 for guidance.

          Response

           We have included the estimated interest payments in the table and have indicated that the interest rate on the variable rate debt was based on the rate in effect on March 31, 2007.

          30.      In the paragraph under the table of contractual obligations, you assert that you currently do not have significant capital spending or purchase commitments. However, on page 10, you state that you have entered into a five-year supply contract with Honeywell to purchase APU parts. Also, on page 54, you indicate that you are required to purchase certain core matrices pursuant to an agreement with Hamilton Sundstrand. You may also want to make reference to your 10-year agreement with TAT Technologies. Finally, on page 28, you state that your 2007 capital expenditures are expected to total $2 million. Please revise, as appropriate.

          Response

          We have provided additional disclosure in response to your comment, but the agreements between the Company and each of Hamilton Sundstrand, Honeywell and TAT Technologies are not purchase commitments, but supply commitments. The parts supplied under the contracts are supplied on a requirements or as-needed basis and are funded from our cash flow from operations.

MRO Services, page 36

          31.      Please provide us with a basis for your belief that you are one of the two leading providers of MRO services for heat transfer components.

          Response

          We have deleted the sentence indicating that we are one of the two leading providers of MRO services for heat transfer components.

Engineering Capabilities, page 38

          32.      We note that having a Designated Engineer Representative on staff allows you to enter the market more quickly than competitors who do not employ one. Please tell us how many of your competitors have a DER on staff. If many of your competitors have a DER on staff, please revise your disclosure to clarify this fact. Also, tell us how much more quickly you can enter the market with a DER on staff than a competitor who does not have a DER on staff.

          Response

          To our knowledge, none of our competitors has a DER on staff. As a result, they are required to obtain FAA approvals for their products which can delay their entry into the market for periods ranging from weeks to years. Our DER permits us to use an alternative approval method which allows us to receive approval for a new repair process as soon as the DER reviews and approves such process.

Part Services, page 38

          33.      You indicate in the last paragraph of this section that you believe that the growth of your parts services division is attributable to your access to the large inventory of parts you maintain for your MRO services. However, elsewhere in the prospectus including on pages 3, 10, 11, and 38 you indicate that you maintain low or reduced levels of inventory. Please revise for consistency or advise.

          Response

          We have revised the disclosure in response to your comment. We have made it clear in the prospectus that there is a distinction between the inventory we maintain for our parts services business and the inventory we maintain for use in our MRO services business.

Sales and Marketing, page 40

          34.      Please indicate how your independent representatives are compensated, by commission or otherwise.

          Response

          We have revised the disclosure in response to your comment.

Board of Directors and Officers, page 44

          35.      Please provide board and committee meeting information required by 407(b) of Regulation S-K and shareholder communication information required by 407(f) of Regulation S-K.

          Response

          We do not believe that this information would be useful to a prospective investor since the Company was a wholly-owned subsidiary of a public company and did not have any shareholders other than its parent or an annual meeting of shareholders. Further, we do not believe that the instructions to Form S-1 require the requested disclosures.

Code of Business Conduct and Ethics, page 45

          36.      If the code of ethics you have adopted is not currently available on your website, please tell us why not.

          Response

          Our code of ethics will be available prior to the effectiveness of this offering.

Board Committees, page 45

          37.      Please state why there is no standing nominating committee and provide other information about the nominating process. Refer to Item 407(c) of Regulation S-K.

          Response

          We have revised the disclosure to reflect that the Company is a “controlled company” within the corporate governance standards of Nasdaq. We have disclosed that as a controlled company, we are not required to have nor will we have a nominating and corporate governance committee.

Compensation Committee, page 46

          38.      Please provide additional information on the compensation committee, including whether or not it has a charter and the scope of its authority. Refer to Item 407(e) of Regulation S-K.

          Response

          We have revised the disclosure in response to your comment.

Overview, page 47

          39.      We note your disclosure that Messrs. Menachem, Moshiashvili and Orrell comprised the executive officers whose annual "salary and bonus" exceeded $100,000 during the year ended December 31, 2006. Please note that the determination of highly compensated executive officers shall be made by reference to "total compensation" for the last completed fiscal year. Refer to Instruction 1 to Item 402(a)(3) of Regulation S-K and Section III.C.6.b of Securities Act Release No. 33-8732A, and revise accordingly.

          Response

          We have revised the disclosure in response to your comment.

          40.      Also, note that compensation information must be provided for up to two individuals for whom disclosure would have been provided but for the fact that the individuals were not serving as executive officers at the end of the last completed fiscal year. Consistent with your disclosure on page 49, it appears that Eran Frenkel should be included as a named executive officer and all applicable compensation disclosure provided on his behalf. Refer to Item 402(a)(3)(iv) of Regulation S-K.

          Response

          We have provided information regarding Mr. Frenkel. Please be advised that there are no other individuals for whom we are required to make disclosures in this section.

Executive Compensation Policy, page 47

          41.      We note your disclosure that determining the compensation of each named executive officer is not a mechanical process, and in making such determinations the compensation committee will use their judgment and experience and work with the named executive to determine the appropriate mix for each individual. Please expand your disclosure to more fully address the requirements of Item 402(b)(2)(v)-(ix) of Regulation S-K. In particular, how do you determine the amount or formula for each element of pay, including the percentages used to award annual cash bonuses and the 400,000 options of equity incentive compensation that you intend to issue upon closing? Do these amounts or formulas change every year and, if so, what specific items of corporate performance are taken into account in making compensation decisions and what factors do you consider in increasing or decreasing compensation materially? What is your policy for allocating between long-term and currently paid out compensation?

          Response

          We have revised the disclosure in response to your comment. Please be advised that our option plan was adopted in March 2007, and before its adoption we did not grant employees options. Our newly-formed compensation committee has yet to determine what specific factors will be taken into account or what formulas will be used in determining the various components of executive compensation in the future.

Equity Incentive Compensation, page 48

          42.      Please define what you mean by phantom options.

          Response

          We have defined this term in the prospectus in response to your comment. A phantom stock option is an option which gives the holder many of the benefits of owning stock in a company without actually giving them stock in such company. The value of phantom stock follows the price movement of the actual stock of the subject company, paying out to the holder any resulting profits.

Summary Compensation Table, page 49

          43.      You indicate in footnote 2 that the $74,819 listed under option awards for Mr. Menachem represents “payments due to Mr. Menachem in 2006 in respect of his phantom options on the ordinary shares of TAT Technologies.” Please tell us whether Mr. Menachem actually received this amount or, alternatively, that it has not been received but represents the fair value computed in accordance with FAS 123R. Refer to Instructions to Item 402(c)(2)(iii) and (iv) of Regulation S-K.

          Response

          We have revised the disclosure in response to your comment.

Relationship with TAT Technologies, page 53

          44.      For clarity, please revise the first sentence of the second paragraph to provide the positions that Messrs. Zeelim, Beck, and Ofen held at both TAT Technologies and Limco-Piedmont.

          Response

          We have revised the disclosure in response to your comment.

Manufacturing License Agreement, p. 54

          45.      Please explain how this agreement helped you comply with the U.S. Department of State's International Traffic in Arms Regulations. In addition, provide all material terms of the manufacturing license agreement.

          Response

          We have revised the disclosure in response to your comment. Specifically, International Traffic in Arms Regulations (ITAR) is a set of U.S. government regulations that control the export and import of defense-related articles and services on the United States Munitions List. These regulations implement the provisions of the Arms Export Control Act. ITAR requires approval of certain proposed agreements by the Directorate of Defense Trade Controls and inclusion of certain provisions, including, significantly (i) the scope of the defense services and technical data and hardware to be manufactured, (ii) that the agreement is subject to all U.S. laws and regulations and will not be modified without the prior written approval of the Department of State, (iii) that the licensed articles cannot be exported, sold transferred or otherwise disposed of outside the specified territory without the prior written approval of the U.S. government, (iv) that all provisions of the agreement which refer to the U.S. government and the Department of State will remain binding on the parties after termination of the agreement and (v) that no liability will be incurred by or attributed to the U.S. government in connection with any possible infringement of privately owned patent or proprietary rights. These provisions are included in the Manufacturing License Agreement and are compliant with 22 CFR 124.7, 124.8, 124.9(a), 124.10 and 123.16(b)(1) .

Common Stock, page 56

          46.      The first sentence of the second paragraph is a legal conclusion which you are not qualified to make. Either delete the sentence or attribute it to a law firm and file a consent in the next amendment.

          Response

          We have revised the disclosure in response to your comment.

          47.      Please outline briefly the information required by Item 202(a)(1) of Regulation S-K regarding your common stock and Item 202(a)(4) of Regulation S-K regarding whether the rights of the common shares may be materially limited or qualified by the rights of any other authorized class of securities.

          Response

          We have revised the disclosure in response to your comment.

Anti-Takeover Considerations, page 56

          48.      The description of anti-takeover provisions in your certificate of incorporation, bylaws, and Delaware law should be materially complete, without reference to the provisions of formal documents or the law, as contained in the second paragraph of this section. Accordingly, please remove the language indicating that the summary in this section is "qualified in its entirety by reference to our certificate of incorporation and bylaws... as well as the Delaware law."

          Response

          We have revised the disclosure in response to your comment.

Underwriting, page 61

          49.      Please revise to state that the selling shareholder may be deemed an underwriter. Also, it appears that TAT is neither a broker-dealer nor an affiliate of a broker-dealer. Please confirm this to us.

          Response

          We have revised the disclosure in response to your comment. We confirm that TAT Technologies is neither a broker-dealer nor an affiliate of a broker-dealer.

Consolidated Financial Statements of Limco-Piedmont

Consolidated Statements of Income, page F-5

          50.      Based on the captions used in your Statements of Income, it appears that all of your revenues are derived from services. Accordingly, we suggest that presentation of a sub-total for gross profit (which term is generally associated with sales of product) may not be meaningful since many of your selling and marketing expenses, as well as certain general and administrative expenses, relate directly to generating revenue from your customers. Please revise throughout your filing. In Notes 14 and 15 to your financial statements, we would not object to your presentation of operating income in lieu of gross profit.

          Response

          We have revised the disclosure in response to your comment and have made conforming changes throughout the S-1.

Note 10 - Employee Stock Compensation, page F-19

          51.      Please explain to us how you have calculated the liability of $347,945 related to the Phantom Stock Options recorded at December 31, 2006.

          Response

          Mr. Menachem was the only recipient of phantom options. The options were granted during the year ended December 31, 2005. There was no expense in 2005 as the TAT Technologies stock price was less than the strike price of the phantom options. The liability as of December 31, 2006 was calculated by taking the net of the average 60 days stock price of TAT Technologies and the strike price in the agreement and multiplying it by the number of options vested in the year ended December 31, 2006. See the below table for a detailed calculation:

Average TAT stock price for the 60 days prior and including December 31, 2006	$14.74
Strike price per compensation agreement	6.37
Value of Phantom options at December 31, 2006	8.37	a
Options vested on July 1, 2005, less options exercised	5,000
Options that vested on July 1, 2006	15,000
Portion of options to expense that vest on April 1, 2007 (15,000 * 16/19)	12,632
	32,632	b
Accrual for options that have not been requested to be paid	273,126	a*b
Value of 10,000 options that were requested to be paid out (request occurred in December
and payment occurred in January)	74,819
Required accrual at December 31, 2006	$347,945

Note 2 - Acquisition of Piedmont,, page F-15

          52.      Revise the table summarizing the purchase price to include indebtedness and other liabilities assumed (shown on separate lines) as part of the total consideration paid. Also, revise the table setting forth your purchase price allocation to show the same total consideration paid.

          Response

          We have revised the disclosure in response to your comment and have made conforming changes throughout the S-1.

Goodwill

          53.      In light of the material increase in goodwill generated by your acquisition of Piedmont during 2005, add a footnote to your financial statements to present the changes in the carrying amount of goodwill, as required by paragraph 45(c) of SFAS 142.

          Response

          In response to your comment, we have added a table to Note 6.

Note 8 - Transactions with Related Parties, page F-18

          54.      We note your disclosure that you recently entered into an agreement that requires you to purchase all cores required for your heat exchangers from TAT Technologies. However, on page 54, you discuss an exception to this agreement for cores required to be purchased from Hamilton Sundstrand. Please revise these disclosures, as appropriate, to ensure accuracy and consistency.

          Response

          We have revised the disclosure in response to your comment.

Note 9 - Long-Term Debt, page F-19

          55.      You state that substantially all of your assets are pledged as security for a term loan to your bank. However, in Note 8, you state that your loans with TAT Technologies are subject to a loan agreement with one of its banks, which providers for a security interest in substantially all of your assets. Please revise, as appropriate, to indicate whether the same bank is involved. If not, state which security interest represents the first-priority lien on your assets.

          Response

          We have revised the disclosure in response to your comment.

Financial Statements of Piedmont

          56.      The financial statements of Piedmont should include the interim period of 2005 up through the date of acquisition (July 6, 2005). See Rule 3-05 of Regulation S-X. If, for convenience, you have included the operations of Piedmont since July 1, 2005, you should provide Piedmont's interim financial statements for the six months ended June 30, 2005.

          Response

          We have provided Piedmont’s interim financial statements for the six months ended June 30, 2005 and 2004. While we agree with the Staff that the acquisition of Piedmont was of great significance to the Company, we believe that the inclusion of Piedmont’s operating results for the full year ended December 31, 2006 in the audited consolidated financial statements of the Company together with the audited financial statements of Piedmont for the years ended December 31, 2004 and 2003 provides adequate disclosure for an investor to understand the historical financial results of the Company. Accordingly, and in furtherance of the guidance contained in the SEC Staff Training Manual, Topic Two, Section I.A.5, we respectfully request that the Staff accept the three years of pre- and post-acquisition financial statements of Piedmont in lieu of the requirements of Rule 3-05 of Regulation S-X. The requirement to obtain Piedmont’s audited financial statements for the year ended December 31, 2002, a period which we believe has little relevance in understanding the financial performance of the Company today, would cause the Company undue hardship and expense since, prior to August 2002, when Piedmont was purchased by the individuals who ultimately sold it to us, Piedmont was a small part of the operations of Piedmont Hawthorne Holdings, Inc., a company owned by one of the funds of The Carlyle Group, and we do not have access to any financial data for Piedmont before November 2002.

          57.      The auditors' report on the Piedmont financial statements should be revised to make reference to the auditing standards of the PCAOB. Refer to the guidance in the PCAOB's Auditing Standard No. 1, as well as AU Section 508 of the Codification of Statements on Auditing Standards.

          Response

          We believe our auditors have provided an appropriate opinion as Piedmont does meet the requirements of an SEC issuer. We refer to the guidance provided by the SEC Regulations Committee on June 15, 2004 between the AICPA’s SEC Regulations Committee and the SEC.

          58.      Please revise the chronological order of the data presented in the financial statements of Piedmont to be consistent with the order shown in the financial statements of Limco-Piedmont. See Topic 11-E of the Staff Accounting Bulletins.

          Response

          We have revised the presentation in response to your comment.

Financial Statement Schedule

          59.      In accordance with the requirements of Rule 5-04 of Regulation S-X, please provide Schedule II (Valuation and Qualifying Accounts), if applicable. In this regard, among other items that may be required, the schedule should include data for all periods for the following valuation and qualifying accounts: (1) allowance for doubtful accounts receivable; (2) reserves for excess and obsolete inventories; (3) valuation allowance on deferred tax assets; (4) reserves for sales allowances, discounts, rebates and other adjustments. Also, please ensure that such schedule is examined and covered by the independent accountant in their audit report.

          Response

          We have revised the disclosure in response to your comment and provided a roll forward for the allowance for doubtful accounts in Note 16. Other prescribed schedules are not material or not applicable to the Company.

General

          60.      The financial statements should be updated, as necessary, to comply with Rule 3-12 of Regulation S-X at the effective date of the registration statement.

          Response

          We have provided updated financial statements.

          61.      Provide currently dated consents from the independent public accountants in the amendment.

          Response

          We have provided the appropriate consents.

Exhibits

          62.      Please file legality opinions and tax opinions with the next amendment.

          Response

          We have filed the legality opinion but do not believe that any tax opinions are required.

          We trust that the foregoing is, and the amendment filed herewith are, responsive to your concerns. Please feel free to contact me at (212) 238-8605 or my colleague, Richard T. Califano at (212) 238-8646 with any questions concerning this registration statement.

Sincerely, Steven J. Glusband